Lease - Additional Information (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) ft²	Nov. 30, 2021 ft²
Area of office space leased | ft²					9,091	9,091
Operating lease cost	$ 50	$ 0	$ 151	$ 0	$ 21
Cash paid for amounts included in the measurement of lease liabilities	$ 50	$ 0	$ 138	$ 0	$ 0
Lessee, operating lease, option to extend			The lease will expire in October 2025 and there is no option to renew for an additional term.
Lessee, Operating Lease, Existence of Option to Extend [true false]			false
Newark, California
Lease, expiration month and year			2021-12